Debt - Debt Redemptions, Repurchases and Repayments (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Apr. 26, 2019	Mar. 31, 2019
Debt Instrument [Line Items]
Principal Redeemed / Repaid		$ 2,735
Verizon 5.900% notes due 2054
Debt Instrument [Line Items]
Principal Redeemed / Repaid		$ 500
Amount Paid as % of Principal		100.00%
Stated interest rate on debt instrument		5.90%
Verizon 1.375% notes due 2019
Debt Instrument [Line Items]
Principal Redeemed / Repaid		$ 206
Amount Paid as % of Principal		100.00%
Stated interest rate on debt instrument		1.375%
Verizon 1.750% notes due 2021
Debt Instrument [Line Items]
Principal Redeemed / Repaid		$ 621
Amount Paid as % of Principal		100.00%
Stated interest rate on debt instrument		1.75%
Verizon 3.000% notes due 2021
Debt Instrument [Line Items]
Principal Redeemed / Repaid		$ 930
Amount Paid as % of Principal		101.061%
Stated interest rate on debt instrument		3.00%
Verizon 3.500% notes due 2021
Debt Instrument [Line Items]
Principal Redeemed / Repaid		$ 315
Amount Paid as % of Principal		102.18%
Stated interest rate on debt instrument		3.50%
Open market repurchases of various Verizon notes
Debt Instrument [Line Items]
Principal Redeemed / Repaid		$ 163
2.625% notes due 2020
Debt Instrument [Line Items]
Stated interest rate on debt instrument		2.625%
Subsequent Event | Verizon 3.500% notes due 2021
Debt Instrument [Line Items]
Debt aggregate principal amount to redeem	$ 736
Subsequent Event | 2.625% notes due 2020
Debt Instrument [Line Items]
Debt aggregate principal amount to redeem	$ 831